Property and Equipment (Details) - Schedule of property and equipment - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
At cost [member]
Cost
Cost Balance at Beginning	$ 1,160,124	$ 1,094,795
Cost Balance at Ending	1,154,258	1,160,124
Additions		65,329
Disposals	(5,866)
Accumulated amortizationt [Member]
Cost
Cost Balance at Beginning	987,283	767,850
Cost Balance at Ending	1,039,443	987,283
Disposals	(2,207)
Amortization for the period	54,367	219,433
Carrying amount [member]
Cost
Cost Balance at Beginning	172,841	326,945
Cost Balance at Ending	114,815	172,841
Computers [Member] | At cost [member]
Cost
Cost Balance at Beginning	246,719	181,390
Cost Balance at Ending	240,853	246,719
Additions		65,329
Disposals	(5,866)
Computers [Member] | Accumulated amortizationt [Member]
Cost
Cost Balance at Beginning	152,746	113,079
Cost Balance at Ending	163,284	152,746
Disposals	(2,207)
Amortization for the period	12,745	39,667
Computers [Member] | Carrying amount [member]
Cost
Cost Balance at Beginning	93,973	68,311
Cost Balance at Ending	77,569	93,973
Right of Use Asset [Member] | At cost [member]
Cost
Cost Balance at Beginning	913,405	913,405
Cost Balance at Ending	913,405	913,405
Additions
Right of Use Asset [Member] | Accumulated amortizationt [Member]
Cost
Cost Balance at Beginning	834,537	654,771
Cost Balance at Ending	876,159	834,537
Amortization for the period	41,622	179,766
Right of Use Asset [Member] | Carrying amount [member]
Cost
Cost Balance at Beginning	78,868	258,634
Cost Balance at Ending	$ 37,246	$ 78,868